Equity Offerings - Put Right Settlement (Details) - USD ($) $ / shares in Units, $ in Millions	Nov. 14, 2025	Aug. 11, 2025
Related party
Equity Offerings
Shares repurchased	246,912
Shares repurchased price per share	$ 8.1
Payment on shares repurchased	$ 2.0
Related party | Baron Hunter Group, LLC
Equity Offerings
Shares repurchased	123,456
Shares repurchased price per share	$ 8.10
Payment on shares repurchased	$ 1.0
Related party | Steele Creek Partners LLC
Equity Offerings
Shares repurchased	123,456
Shares repurchased price per share	$ 8.1
Payment on shares repurchased	$ 1.0
Put Option
Equity Offerings
Right to sell, maximum shares		$ 1.0
Common stock price		$ 8.1
Discount on issue price		10.00%
Put Option | Maximum
Equity Offerings
Right to sell, maximum shares		$ 1.0